CSMC 2018-RPL9 ABS-15G

Exhibit 99.4

September 24, 2018

Due Diligence Narrative Report for:

CSMC 2018-RPL9

Residential RealEstate Review Management Inc. 3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	4-5

Residential RealEstate Review Management Inc. 3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

Gerald French Jr.
Senior Vice President
801-594-6001
Jerry.French@rrrmg.com

Sioux Johnstone
Vice President
801-293-3826
Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc. 3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In August 2018, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 4,850 mortgage loans. The Due Diligence for these loans took place in September 2018. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	4,850
Servicer Comment History Review	423
Title/Tax/Lien Review	4,802

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Priority Liens
6.	Tax Liens
7.	Whether Subject mortgage was on title
8.	Potential Assignment Chain issues
9.	Whether subject mortgage was in 1st Lien Position
10.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc. 3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 4,850 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2018-RPL9 36 Month Cash Flow Final 9.17.2018_Redacted.xlsx” file. Using the MBA methodology, 36 month payment strings were created for each mortgage loan reviewed. The results of the review are:

•	Per MBA methodology, 100% of the mortgage loans were performing as of 6/30/2018.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 423 loans and reported any pertinent information based on comment history in the Scrub Note section of the Final Loan Review Results File.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 4,802 mortgage loans and reported to our client in “CSMC ALL Title Review Final R 9.21.2018.xlsx” the following potential exceptions:

•	249	loans had address variations
•	502	loans showed applicant was not on title
•	75	loans showed no mortgage found
•	169	loans had delinquent or unpaid taxes
•	22	loans had liens other than HOA or municipal prior to mortgage
•	387	loans had municipal liens
•	91	loans had HOA liens
•	120	loans had federal tax liens
•	143	loans had state tax liens
•	74	loans had potential assignment chain issues
•	1576	loans in a super lien state
•	289	loans showed mortgage not found in first lien position

Residential RealEstate Review Management Inc. 3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com